Divestitures - Schedule of Financial Information from Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net earnings from discontinued operations	$ 7.6	$ 28.7	$ 16.4
Net gain on sale of discontinued operations	22.9	178.9
Rigid Medical Packaging Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	89.6	88.9	83.6
Operating profit	11.4	10.6	8.6
Earnings before income tax provision	11.1	10.6	8.6
Income tax provision	3.5	2.8	2.8
Net earnings from discontinued operations	7.6	7.8	5.8
Gain on sale of discontinued operations before income tax provision	40.2
Income tax provision on sale	17.3
Net gain on sale of discontinued operations	22.9
Diversey Japan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		273.5	90.0
Operating profit		34.1	17.9
Earnings before income tax provision		33.0	18.1
Income tax provision		12.1	7.5
Net earnings from discontinued operations		20.9	10.6
Gain on sale of discontinued operations before income tax provision		210.8
Income tax provision on sale		31.9
Net gain on sale of discontinued operations		$ 178.9